FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ITEMS
Schedule of finance income costs

USDm	2020	2019	2018
Financial income
Interest income from cash and cash equivalents, including restricted cash 1)	0.5	2.5	2.7
Exchange rate adjustments, including gain from forward exchange rate contracts	—	0.3	0.6
Total	0.5	2.8	3.3

Financial expenses
Interest expenses on mortgage and bank debt 1)	47.1	39.3	35.7
Exchange rate adjustments, including loss from forward exchange rate contracts	1.0	0.2	0.1
Commitment fee	1.5	1.9	2.6
Other financial expenses	0.3	0.5	0.9
Total	49.9	41.9	39.3

Total financial items	(49.4)	(39.1)	(36.0)

1)    Interest for financial assets and liabilities not at fair value through profit and loss.